Related parties (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Related party transactions [abstract]
Salaries, wages and benefits	€ 486	€ 610
Share-based payments	1,131	743
Supervisory Board’s fees	95	245
Total compensation to related parties	€ 1,712	€ 1,598